Leases - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Leases
2024	$ 3,569
2025	2,498
2026	994
2027	347
2028	120
2029 and thereafter	59
Total lease payments	7,587
Less: imputed interest	(267)
Total lease obligations	7,320
Current	3,397	$ 4,029
Long-term	$ 3,923	$ 7,382